Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Notes
Accumulated Other Comprehensive Income

Note 9:  Accumulated Other Comprehensive Income

The components of accumulated comprehensive income, net of tax, are as follows:

	Unrealized Investment Gains	Accumulated Other Comprehensive Income

Balance, January 1, 2012	$ 2,687	$ 2,687

Change in unrealized holding gains, net of tax - ($1,219)	(2,264)	(2,264)
Balance, December 31, 2012	423	423

Change in unrealized holding gains, net of tax - ($105)	(154)	(154)
Balance, December 31, 2013	269	269

Change in unrealized holding gains, net of tax - ($25)	(47)	(47)
Balance, December 31, 2014	$ 222	$ 222

Reclassification Adjustments

Accumulated other comprehensive income includes amounts related to unrealized investment gains (losses) which were reclassified to net income.  Reclassifications from Accumulated other comprehensive income for the years ended December 31 are included in the following table:

	2014	2013	2012

Reclassifications from accumulated other comprehensive income
Unrealized gains (losses) on available-for-sale securities included in net realized investment losses	$ -	$ -	$ (4,083)

Total reclassifications from accumulated
other comprehensive income	-	-	(4,083)
Tax expense (benefit)	-	-	(1,429)

Net reclassification from accumulated other comprehensive income	$ -	$ -	$ (2,654)